LONG-TERM DEBT, NET	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
LONG-TERM DEBT, NET
11.	LONG-TERM DEBT, NET

Long-term debt, net consisted of the following:

	December 31,
	2018	2017
Credit Facilities
2015 Credit Facilities (net of unamortized deferred financing costs of $4,428 and $6,919, respectively)	$1,471,466	$426,692
2016 Studio City Credit Facilities	128	129
Aircraft Term Loan	3,503	10,167

Senior Notes
2017 Senior Notes, due 2025 (net of unamortized deferred financing costs and original issue premiums of $22,904 and $25,821, respectively)	977,096	974,179
2012 Studio City Notes, due 2020 (net of unamortized deferred financing costs of $3,436 and $9,747, respectively)	421,564	815,253
2016 7.250% SC Secured Notes, due 2021 (net of unamortized deferred financing costs of $10,580 and $13,702, respectively)	839,420	836,298
2016 5.875% SC Secured Notes, due 2019 (net of unamortized deferred financing costs of $2,260 and $4,580, respectively)	347,740	345,420
Philippine Notes, due 2019 (net of unamortized deferred financing costs of $808)	—	149,424

	4,060,917	3,557,562
Current portion of long-term debt (net of unamortized deferred financing costs of $2,775 and $720, respectively)	(395,547)	(51,032)

	$3,665,370	$3,506,530

(a) Credit Facilities

2015 Credit Facilities

On June 29, 2015, Melco Resorts Macau (the “Borrower”) amended and restated the Borrower’s prior senior secured credit facilities agreement from HK$9,362,160,000 (equivalent to $1,203,362) to HK$13,650,000,000 (equivalent to $1,750,000 based on the exchange rate on the transaction date) senior secured credit facilities agreement (the “2015 Credit Facilities”). The 2015 Credit Facilities, comprise a HK$3,900,000,000 (equivalent to $500,000 based on the exchange rate on the transaction date) term loan facility (the “2015 Term Loan Facility”) and a HK$9,750,000,000 (equivalent to $1,250,000 based on the exchange rate on the transaction date) multicurrency revolving credit facility (the “2015 Revolving Credit Facility”). The 2015 Credit Facilities provide for additional incremental facilities to be made available, upon further agreement with any of the existing lenders under the 2015 Credit Facilities or other entities, of up to $1,300,000 (the “2015 Incremental Facility”).

The final maturity date of the 2015 Credit Facilities is: (i) June 29, 2021 in respect of the 2015 Term Loan Facility; and (ii) June 29, 2020 in respect of the 2015 Revolving Credit Facility, or if earlier, the date of repayment, prepayment or cancellation in full of the 2015 Credit Facilities. The maturity date, amount, margin, currency, form and other terms of the 2015 Incremental Facility will be further specified and agreed by the Borrower and the lenders under the 2015 Credit Facilities and additional lenders, if any, upon drawdown on the 2015 Incremental Facility. The 2015 Term Loan Facility is repayable in quarterly installments according to an amortization schedule. Each loan made under the 2015 Revolving Credit Facility is repayable in full on the last day of an agreed upon interest period in respect of the loan, generally ranging from one to six months, or rolling over subject to compliance with certain covenants and satisfaction of conditions precedent. The Borrower is also subject to mandatory prepayment requirements in respect of various amounts as specified in the 2015 Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the borrowing group which includes the Borrower and certain of its subsidiaries as defined under the 2015 Credit Facilities (the “2015 Borrowing Group”), the 2015 Credit Facilities are required to be repaid in full. In the event of a change of control, the Borrower may be required, at the election of any lender under the 2015 Credit Facilities, to repay such lender in full.

As of December 31, 2018, the 2015 Term Loan Facility had been fully drawn down with an outstanding amount of HK$3,022,500,000 (equivalent to $385,940). On June 8, 2017, part of the 2015 Revolving Credit Facility of HK$2,723,000,000 (equivalent to $350,000) was drawn down and used to partly fund Melco Resorts Finance Limited (“Melco Resorts Finance”), a subsidiary of the Company, for the redemption of the 2013 Senior Notes (as described below) on June 14, 2017. On July 3, 2017, Melco Resorts Finance completed the issuance of the Second 2017 Senior Notes at a principal amount of $350,000 (priced at 100.75%) (as described below), of which part of the net proceeds were used to repay in full the drawn 2015 Revolving Credit Facility of HK$2,723,000,000 (equivalent to $350,000) on July 10, 2017. During the year ended December 31, 2018, part of the 2015 Revolving Credit Facility of HK$8,536,000,000 (equivalent to $1,095,714) was drawn down. The 2015 Revolving Credit Facility of HK$1,214,000,000 (equivalent to $155,014) remains available for future drawdown as of December 31, 2018.

The indebtedness under the 2015 Credit Facilities is guaranteed by the 2015 Borrowing Group. Security for the 2015 Credit Facilities includes: a first-priority interest in substantially all assets of the 2015 Borrowing Group, the issued share capital and equity interests and certain buildings, fixtures and equipment of the 2015 Borrowing Group and certain other excluded assets and customary security.

The 2015 Credit Facilities contain certain covenants customary for such financings including, but not limited to: the 2015 Borrowing Group’s limitations on, except as permitted (i) incurring additional liens; (ii) incurring additional indebtedness (including guarantees); (iii) making certain investments; (iv) paying dividends and other restricted payments; (v) creating any subsidiaries; and (vi) selling assets. The 2015 Credit Facilities also contains conditions and events of default customary for such financings and the financial covenants including a leverage ratio, total leverage ratio and interest cover ratio.

There are provisions that limit certain payments of dividends and other distributions by the 2015 Borrowing Group to companies or persons who are not members of the 2015 Borrowing Group. As of December 31, 2018, there were no material net assets of the 2015 Borrowing Group restricted from being distributed under the terms of the 2015 Credit Facilities as certain financial tests and conditions are satisfied.

Borrowings under the 2015 Credit Facilities bear interest at Hong Kong Interbank Offered Rate (“HIBOR”) plus a margin ranging from 1.25% to 2.50% per annum as adjusted in accordance with the leverage ratio in respect of the 2015 Borrowing Group. The Borrower may select an interest period for borrowings under the 2015 Credit Facilities ranging from one to six months or any other agreed period. The Borrower is obligated to pay a commitment fee on the undrawn amount of the 2015 Revolving Credit Facility and recognized loan commitment fees on the 2015 Credit Facilities of $3,870, $4,819 and $4,800 during the years ended December 31, 2018, 2017 and 2016, respectively.

2016 Studio City Credit Facilities

On November 30, 2016, the Studio City Company Limited (“Studio City Company” or the “Studio City Borrower”), a majority-owned subsidiary of the Company, amended and restated the Studio City Borrower’s prior senior secured credit facilities agreement from HK$10,855,880,000 (equivalent to $1,395,357) to HK$234,000,000 (equivalent to $30,077) senior secured credit facilities agreement (the “2016 Studio City Credit Facilities”), comprising a HK$1,000,000 (equivalent to $129) term loan facility (the “2016 SC Term Loan Facility”) and a HK$233,000,000 (equivalent to $29,948) revolving credit facility (the “2016 SC Revolving Credit Facility”). The Group recorded a loss on extinguishment of debt of $17,435 and costs associated with debt modification of $8,101 during the year ended December 31, 2016 in connection with such amendments. As of December 31, 2018, the 2016 SC Term Loan Facility had been fully drawn down with an outstanding amount of HK$1,000,000 (equivalent to $128), and the entire 2016 SC Revolving Credit Facility of HK$233,000,000 (equivalent to $29,752) remains available for future drawdown as of December 31, 2018.

The 2016 SC Term Loan Facility and the 2016 SC Revolving Credit Facility mature on November 30, 2021 (December 1, 2021 Hong Kong time). The 2016 SC Term Loan Facility has to be repaid at maturity with no interim amortization payments. The 2016 SC Revolving Credit Facility is available from January 1, 2017 up to the date that is one month prior to the 2016 SC Revolving Credit Facility’s final maturity date. The 2016 SC Term Loan Facility is collateralized by cash collateral equal to HK$1,012,500 (equivalent to $129) (representing the principal amount of the 2016 SC Term Loan Facility plus expected interest expense in respect of the 2016 SC Term Loan Facility for one financial quarter). The Studio City Borrower is subject to mandatory prepayment requirements in respect of various amounts of the 2016 SC Revolving Credit Facility as specified in the 2016 Studio City Credit Facilities; in the event of the disposal of all or substantially all of the business and assets of the Studio City borrowing group which includes the Studio City Borrower and certain of its subsidiaries as defined under the 2016 Studio City Credit Facilities (the “2016 Studio City Borrowing Group”), the 2016 Studio City Credit Facilities are required to be repaid in full. In the event of a change of control, the Studio City Borrower may be required, at the election of any lender under the 2016 Studio City Credit Facilities, to repay such lender in full (other than the principal amount of the 2016 SC Term Loan Facility).

The indebtedness under the 2016 Studio City Credit Facilities is guaranteed by Studio City Investments and its subsidiaries (other than the Studio City Borrower). Security for the 2016 Studio City Credit Facilities includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. The 2016 Studio City Credit Facilities contain certain affirmative and negative covenants customary for such financings, as well as affirmative, negative and financial covenants equivalent to those contained in the 2016 Studio City Secured Notes. All bank accounts of Melco Resorts Macau related solely to the operations of the Studio City gaming area are pledged under 2016 Studio City Credit Facilities and related finance documents. The 2016 Studio City Credit Facilities are secured, on an equal basis with the 2016 Studio City Secured Notes (as described below), by substantially all of the material assets of Studio City Investments and its subsidiaries (although obligations under the 2016 Studio City Credit Facilities that are secured by common collateral securing the 2016 Studio City Secured Notes will have priority over the 2016 Studio City Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral).

The 2016 Studio City Credit Facilities contain certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments (including dividends and distribution with respect to shares of Studio City Company) and investments; (iii) prepay or redeem subordinated debt or equity and make payments of principal of the 2012 Studio City Notes; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the Collateral as defined below; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The 2016 Studio City Credit Facilities also contains conditions and events of default customary for such financings.

There are provisions that limit certain payments of dividends and other distributions by the 2016 Studio City Borrowing Group to companies or persons who are not members of the 2016 Studio City Borrowing Group. As of December 31, 2018, the net assets of Studio City Investments and its restricted subsidiaries of approximately $1,044,000 were restricted from being distributed under the terms of the 2016 Studio City Credit Facilities.

Borrowings under the 2016 Studio City Credit Facilities bear interest at HIBOR plus a margin of 4% per annum. The Studio City Borrower may select an interest period for borrowings under the 2016 Studio City Credit Facilities ranging from one to six months or any other agreed period. The Studio City Borrower is obligated to pay a commitment fee from January 1, 2017 on the undrawn amount of the 2016 SC Revolving Credit Facility and recognized loan commitment fees on the 2016 SC Revolving Credit Facility of $419 and $419 during the years ended December 31, 2018 and 2017, respectively.

Philippine Credit Facility

On October 14, 2015, Melco Resorts and Entertainment (Philippines) Corporation (“MRP”), a majority-owned subsidiary of the Company, with its common shares listed on the Philippine Stock Exchange, Inc. (the “PSE”) until its trading suspension on December 10, 2018 with details as disclosed in Note 24, entered into an on-demand, unsecured credit facility agreement of PHP2,350,000,000 (equivalent to $44,572), as amended from time to time (the “Philippine Credit Facility”) with a lender to finance advances to Melco Resorts Leisure (PHP) Corporation (“Melco Resorts Leisure”), a majority-owned subsidiary of the Company. As of December 31, 2018, the Philippine Credit Facility availability period, as amended from time to time, is up to May 31, 2019, and the maturity date of each individual drawdown, as amended from time to time, to be the earlier of: (i) the date which is one year from the date of drawdown, and (ii) the date which is 360 days after the end of the availability period. The individual drawdowns under the Philippine Credit Facility are subject to certain conditions precedents, including issuance of a promissory note in favor of the lender evidencing such drawdown. As of December 31, 2018, borrowings under the Philippine Credit Facility bear interest, as amended, at the higher of: (i) the Philippine Dealing System Treasury Reference Rate PM (the “PDST-R2”) of the selected interest period plus the applicable PDST-R2 margin of 1.25% per annum, and (ii) Philippines Term Deposit Facility Rate (the “TDF”) of the selected interest period plus the applicable TDF margin ranging from 0.50% to 0.75% per annum, such rate to be set one business day prior to the relevant interest period. The Philippine Credit Facility includes a tax gross-up provision requiring MRP to pay without any deduction or withholding for or on account of tax.

As of December 31, 2018 and 2017, the Philippine Credit Facility has not been drawn.

Aircraft Term Loan

On June 25, 2012, MCE Transportation Limited (“MCE Transportation”), a subsidiary of the Company, entered into a $43,000 term loan facility agreement to partly finance the acquisition of an aircraft (the “Aircraft Term Loan”). Principal and interest repayments are payable quarterly in arrears until maturity on June 27, 2019, interest is calculated based on London Interbank Offered Rate plus a margin of 2.80% per annum. The Aircraft Term Loan is guaranteed by the Company and security includes a first-priority mortgage on the aircraft itself; pledge over the bank accounts of MCE Transportation; assignment of insurances (other than third party liability insurance); and an assignment of airframe and engine warranties. The Aircraft Term Loan must be prepaid in full if any of the following events occurs: (i) a change of control; (ii) the sale of all or substantially all of the components of the aircraft; (iii) the loss, damage or destruction of the entire or substantially the entire aircraft. Other covenants include lender’s approval for any capital expenditure not incurred in the ordinary course of business or any subsequent indebtedness exceeding certain amount by MCE Transportation. As of December 31, 2018, the Aircraft Term Loan has been fully drawn down and the carrying value of aircraft was $20,091.

(b) Senior Notes

2013 Senior Notes

On February 7, 2013, Melco Resorts Finance issued $1,000,000 in aggregate principal amount of 5% senior notes due 2021 and priced at 100% (the “2013 Senior Notes”). On June 6, 2017, Melco Resorts Finance completed the issuance of the First 2017 Senior Notes at a principal amount of $650,000 (as described below). On June 14, 2017, together with the net proceeds from the issuance of the First 2017 Senior Notes along with the proceeds in the amount of $350,000 from a partial drawdown of the 2015 Revolving Credit Facility under the 2015 Credit Facilities and cash on hand, Melco Resorts Finance redeemed all of its outstanding 2013 Senior Notes. The 2013 Senior Notes would have matured on February 15, 2021 and the interest on the 2013 Senior Notes was accrued at a rate of 5% per annum, payable semi-annually in arrears on February 15 and August 15 of each year. As a result of the refinancing of the 2013 Senior Notes, the Group recorded a $48,398 loss on extinguishment of debt and a $2,793 cost associated with debt modification during the year ended December 31, 2017.

2017 Senior Notes

On June 6, 2017, Melco Resorts Finance issued $650,000 in aggregate principal amount of 4.875% senior notes due 2025 and priced at 100% (the “First 2017 Senior Notes”); and on July 3, 2017, Melco Resorts Finance further issued $350,000 in aggregate principal amount of 4.875% senior notes due 2025 and priced at 100.75% (the “Second 2017 Senior Notes” and together with the First 2017 Senior Notes, collectively referred to as the “2017 Senior Notes”). The 2017 Senior Notes mature on June 6, 2025 and the interest on the 2017 Senior Notes is accrued at a rate of 4.875% per annum, payable semi-annually in arrears on June 6 and December 6 of each year, commenced on December 6, 2017. The 2017 Senior Notes are general obligations of Melco Resorts Finance, rank equally in right of payment to all existing and future senior indebtedness of Melco Resorts Finance and rank senior in right of payment to any existing and future subordinated indebtedness of Melco Resorts Finance and effectively subordinated to all of Melco Resorts Finance’s existing and future secured indebtedness to the extent of the value of the assets securing such debt and all of the indebtedness of Melco Resorts Finance’s subsidiaries.

The Group used the net proceeds from the offering of the First 2017 Senior Notes to partly fund the redemption of the 2013 Senior Notes on June 14, 2017 and used the net proceeds from the offering of the Second 2017 Senior Notes to fund the repayment of the 2015 Revolving Credit Facility on July 10, 2017 (the drawdown of the 2015 Revolving Credit Facility was used to partly fund the redemption of the 2013 Senior Notes as described above).

Melco Resorts Finance has the option to redeem all or a portion of the 2017 Senior Notes at any time prior to June 6, 2020, at a “make-whole” redemption price. On or after June 6, 2020, Melco Resorts Finance has the option to redeem all or a portion of the 2017 Senior Notes at any time at fixed redemption prices that decline ratably over time. In addition, Melco Resorts Finance has the option to redeem up to 35% of the 2017 Senior Notes with the net cash proceeds from one or more equity offerings at a fixed redemption price at any time prior to June 6, 2020. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture, Melco Resorts Finance also has the option to redeem in whole, but not in part the 2017 Senior Notes at fixed redemption prices. In certain events that relate to the gaming subconcession of Melco Resorts Macau and subject to certain exceptions as more fully described in the indenture, each holder of the 2017 Senior Notes will have the right to require Melco Resorts Finance to repurchase all or any part of such holder’s 2017 Senior Notes at a fixed redemption price.

The indenture governing the 2017 Senior Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Melco Resorts Finance to, among other things, effect a consolidation or merger or sell assets. The indenture governing the 2017 Senior Notes also contains conditions and events of default customary for such financings.

2012 Studio City Notes

On November 26, 2012, Studio City Finance Limited (“Studio City Finance”), a majority-owned subsidiary of the Company, issued $825,000 in aggregate principal amount of 8.5% senior notes due 2020 and priced at 100% (the “2012 Studio City Notes”). Studio City Finance used the net proceeds from the offering to fund the Studio City project with conditions and sequence for disbursements in accordance with an agreement. On December 31, 2018, Studio City Finance partially redeemed the 2012 Studio City Notes in aggregate principal amount of $400,000 at a price of 100%, together with accrued interest. The Group recorded a loss on extinguishment of debt of $3,233 during the year ended December 31, 2018 in connection with this redemption.

On January 22, 2019, Studio City Finance initiated a conditional tender offer to purchase the outstanding balance of 2012 Studio City Notes in aggregate principal amount of $425,000, with $216,534 aggregated principal amount of the 2012 Studio City Notes tendered on February 4, 2019, and the remaining outstanding 2012 Studio City Notes in aggregate principal amount of $208,466 were redeemed in full on March 13, 2019. Further details are disclosed in Note 25.

The 2012 Studio City Notes would have matured on December 1, 2020 and the interest on the 2012 Studio City Notes was accrued at a rate of 8.5% per annum, payable semi-annually in arrears on June 1 and December 1 of each year. The 2012 Studio City Notes were general obligations of Studio City Finance, secured by a first-priority security interest in certain specified bank accounts incidental to the 2012 Studio City Notes and a pledge of certain intercompany loans as defined under the 2012 Studio City Notes, ranked equally in right of payment to all existing and future senior indebtedness of Studio City Finance and ranked senior in right of payment to any existing and future subordinated indebtedness of Studio City Finance. The 2012 Studio City Notes were effectively subordinated to all of Studio City Finance’s existing and future secured indebtedness to the extent of the value of the property and assets securing such indebtedness.

All of the existing subsidiaries of Studio City Finance and any other future restricted subsidiaries that provided guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities (as described below)) (the “2012 Studio City Notes Guarantors”) jointly, severally and unconditionally guaranteed the 2012 Studio City Notes on a senior basis (the “2012 Studio City Notes Guarantees”). The 2012 Studio City Notes Guarantees were general obligations of the 2012 Studio City Notes Guarantors, ranked equally in right of payment with all existing and future senior indebtedness of the 2012 Studio City Notes Guarantors and ranked senior in right of payment to any existing and future subordinated indebtedness of the 2012 Studio City Notes Guarantors. The 2012 Studio City Notes Guarantees were effectively subordinated to the 2012 Studio City Notes Guarantors’ obligations under the 2016 Studio City Credit Facilities and the 2016 Studio City Secured Notes (as described below) and any future secured indebtedness that was secured by property and assets of the 2012 Studio City Notes Guarantors to the extent of the value of such property and assets.

At any time on or after December 1, 2015, Studio City Finance had the option to redeem all or a portion of the 2012 Studio City Notes at any time at fixed redemption prices that declined ratably over time and also had the option to redeem in whole, but not in part the 2012 Studio City Notes at fixed redemption prices under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2012 Studio City Notes.

The indenture governing the 2012 Studio City Notes contained certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Finance and its restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness; (ii) make specified restricted payments; (iii) issue or sell capital stock; (iv) sell assets; (v) create liens; (vi) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (vii) enter into transactions with shareholders or affiliates; and (viii) effect a consolidation or merger. The indenture governing the 2012 Studio City Notes also contained conditions and events of default customary for such financings.

There were provisions under the indenture governing the 2012 Studio City Notes that limited or prohibited certain payments of dividends and other distributions by Studio City Finance and its restricted subsidiaries to companies or persons who were not Studio City Finance or restricted subsidiaries of Studio City Finance, subject to certain exceptions and conditions. As of December 31, 2018, the net assets of Studio City Finance and its restricted subsidiaries of approximately $1,117,000 were restricted from being distributed under the terms of the 2012 Studio City Notes.

2016 Studio City Secured Notes

On November 30, 2016, Studio City Company issued $350,000 in aggregate principal amount of 5.875% senior secured notes due 2019 and priced at 100% (the “2016 5.875% SC Secured Notes”) and $850,000 in aggregate principal amount of 7.250% senior secured notes due 2021 and priced at 100% (the “2016 7.250% SC Secured Notes” and together with the 2016 5.875% SC Secured Notes, the “2016 Studio City Secured Notes”). The Group used the net proceeds from the offering, together with cash on hand, to fund the repayment of the Studio City Borrower’s prior senior secured credit facilities. The 2016 5.875% SC Secured Notes and 2016 7.250% SC Secured Notes mature on November 30, 2019 and November 30, 2021, respectively, and the interest on the 2016 5.875% SC Secured Notes and 2016 7.250% SC Secured Notes is accrued at a rate of 5.875% and 7.250% per annum, respectively, and is payable semi-annually in arrears on May 30 and November 30 of each year, commenced on May 30, 2017.

The 2016 Studio City Secured Notes are senior secured obligations of Studio City Company, rank equally in right of payment with all existing and future senior indebtedness of Studio City Company (although any liabilities in respect of obligations under the 2016 Studio City Credit Facilities that are secured by common collateral securing the 2016 Studio City Secured Notes will have priority over the 2016 Studio City Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral) and rank senior in right of payment to any existing and future subordinated indebtedness of Studio City Company and effectively subordinated to Studio City Company’s existing and future secured indebtedness that is secured by assets that do not secure the 2016 Studio City Secured Notes, to the extent of the assets securing such indebtedness.

All of the existing subsidiaries of Studio City Investments (other than Studio City Company) and any other future restricted subsidiaries that provide guarantees of certain specified indebtedness (including the 2016 Studio City Credit Facilities) (the “2016 Studio City Secured Notes Guarantors”) jointly, severally and unconditionally guarantee the 2016 Studio City Secured Notes on a senior basis (the “2016 Studio City Secured Notes Guarantees”). The 2016 Studio City Secured Notes Guarantees are senior obligations of the 2016 Studio City Secured Notes Guarantors, rank equally in right of payment with all existing and future senior indebtedness of the 2016 Studio City Secured Notes Guarantors and rank senior in right of payment to any existing and future subordinated indebtedness of the 2016 Studio City Secured Notes Guarantors. The 2016 Studio City Secured Notes Guarantees are pari passu to the 2016 Studio City Secured Notes Guarantors’ obligations under the 2016 Studio City Credit Facilities, and effectively subordinated to any future secured indebtedness that is secured by assets that do not secure the 2016 Studio City Secured Notes and the 2016 Studio City Secured Notes Guarantees, to the extent of the value of the assets.

The 2016 Studio City Secured Notes are secured, on an equal basis with the 2016 Studio City Credit Facilities, by substantially all of the material assets of Studio City Investments and its subsidiaries (although obligations under the 2016 Studio City Credit Facilities that are secured by common collateral securing the 2016 Studio City Secured Notes will have priority over the 2016 Studio City Secured Notes with respect to any proceeds received upon any enforcement action of such common collateral). The common collateral (shared with the 2016 Studio City Credit Facilities) includes a first-priority mortgage over any rights under the land concession contract of Studio City and an assignment of certain leases or rights to use agreements; as well as other customary security. Each series of the 2016 Studio City Secured Notes is secured by the common collateral and, in addition, certain bank accounts (together with the common collateral, the “Collateral”). All bank accounts of Melco Resorts Macau related solely to the operations of the Studio City Casino are pledged under 2016 Studio City Credit Facilities and related finance documents. In addition, the 2016 Studio City Secured Notes are also separately secured by certain specified bank accounts.

At any time prior to November 30, 2018, Studio City Company had the options i) to redeem all or a portion of the 2016 7.250% SC Secured Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2016 7.250% SC Secured Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Thereafter, Studio City Company has the option to redeem all or a portion of the 2016 7.250% SC Secured Notes at any time at fixed redemption prices that decline ratably over time. At any time prior to November 30, 2019, Studio City Company has the options i) to redeem all or a portion of the 2016 5.875% SC Secured Notes at a “make-whole” redemption price; and ii) to redeem up to 35% of the 2016 5.875% SC Secured Notes with the net cash proceeds of certain equity offerings at a fixed redemption price. Further, under certain circumstances and subject to certain exceptions as more fully described in the indenture governing the 2016 Studio City Secured Notes, Studio City Company also has the option to redeem in whole, but not in part the 2016 Studio City Secured Notes at fixed redemption prices.

In the event that the 2012 Studio City Notes were not refinanced or repaid in full by June 1, 2020 in accordance with the terms of the 2016 7.250% SC Secured Notes (and in the case of a refinancing, with refinancing indebtedness with a weighted average life to maturity no earlier than 90 days after the stated maturity date of the 2016 7.250% SC Secured Notes), each holder of the 2016 7.250% SC Secured Notes would have the right to require Studio City Company to repurchase all or any part of such holder’s 2016 7.250% SC Secured Notes at a fixed redemption price.

The indenture governing the 2016 Studio City Secured Notes contains certain covenants that, subject to certain exceptions and conditions, limit the ability of Studio City Company, Studio City Investments and their respective restricted subsidiaries to, among other things: (i) incur or guarantee additional indebtedness and issue certain preferred stock; (ii) make specified restricted payments (including dividends and distribution with respect to shares of Studio City Company) and investments; (iii) prepay or redeem subordinated debt or equity and make payments of principal of the 2012 Studio City Notes; (iv) issue or sell capital stock; (v) transfer, lease or sell assets; (vi) create or incur certain liens; (vii) impair the security interests in the Collateral; (viii) enter into agreements that restrict the restricted subsidiaries’ ability to pay dividends, transfer assets or make intercompany loans; (ix) change the nature of the business of the relevant group; (x) enter into transactions with shareholders or affiliates; and (xi) effect a consolidation or merger. The indenture governing the 2016 Studio City Secured Notes also contains conditions and events of default customary for such financings.

There are provisions under the indenture governing the 2016 Studio City Secured Notes that limit or prohibit certain payments of dividends and other distributions by Studio City Company, Studio City Investments and their respective restricted subsidiaries to companies or persons who are not Studio City Company, Studio City Investments and their respective restricted subsidiaries, subject to certain exceptions and conditions. As of December 31, 2018, the net assets of Studio City Investments and its restricted subsidiaries of approximately $1,044,000 were restricted from being distributed under the terms of the 2016 Studio City Secured Notes.

Philippine Notes

On January 24, 2014, Melco Resorts Leisure issued PHP15 billion in aggregate principal amount of 5% senior notes due 2019 (equivalent to $336,825 based on the exchange rate on the transaction date) and priced at 100% and offered to certain primary institutional lenders as noteholders via private placement in the Philippines (the “Philippine Notes”). The net proceeds from the offering of the Philippine Notes were mainly used for funding the City of Dreams Manila project.

On August 31, 2018 and October 9, 2017, Melco Resorts Leisure partially redeemed the Philippine Notes in an aggregate principal amount of PHP5.5 billion and PHP7.5 billion (equivalent to $102,933 and $144,790 based on the exchange rate on the transaction dates), respectively, and on December 28, 2018 further redeemed in full the remaining portion of the Philippine Notes in an aggregate principal amount of PHP2.0 billion (equivalent to $37,934 based on the exchange rate on the transaction date), together with accrued interest. Accordingly, the Group recorded a loss on extinguishment of debt of $228 and $939 during the years ended December 31, 2018 and 2017, respectively in connection with these redemption.

The Philippine Notes would have matured on January 24, 2019, and the interest on the Philippine Notes was accrued at a rate of 5% per annum, payable semi-annually in arrears. In addition, the Philippine Notes included a tax gross-up provision requiring Melco Resorts Leisure to pay without any deduction or withholding for or on account of tax.

(c) Borrowing Rates and Scheduled Maturities of Long-term Debt

During the years ended December 31, 2018, 2017 and 2016, the Group’s average borrowing rates were approximately 5.97%, 6.01% and 5.37% per annum, respectively.

Scheduled maturities of the long-term debt (excluding unamortized deferred financing costs and original issue premiums) as of December 31, 2018 are as follows:

Year ending December 31,
2019	$398,322
2020	1,559,773
2021	1,146,430
2022	—
2023	—
Over 2023	1,000,000

$4,104,525